Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Average number employees, women	133	131	132
Average number employees, men	155	142	134
Total average number of employees	288	273	266